Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Balanced Fund
Entity Central Index Key	0000004568
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
American Balanced Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class A
Trading Symbol	ABALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 29	0.55% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 288,087,000,000
Holdings Count | Holding	4,075
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class C [Member]
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class C
Trading Symbol	BALCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 68	1.30% *
*Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%	[1]
Net Assets	$ 288,087,000,000
Holdings Count | Holding	4,075
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class F-1
Trading Symbol	BALFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 32	0.61% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 288,087,000,000
Holdings Count | Holding	4,075
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class F-2
Trading Symbol	AMBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 19	0.37% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 288,087,000,000
Holdings Count | Holding	4,075
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class F-3
Trading Symbol	AFMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 13	0.25% *
*Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 288,087,000,000
Holdings Count | Holding	4,075
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-A
Trading Symbol	CLBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 30	0.57% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 288,087,000,000
Holdings Count | Holding	4,075
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-C
Trading Symbol	CLBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 70	1.35% *
*Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 288,087,000,000
Holdings Count | Holding	4,075
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-E
Trading Symbol	CLBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 43	0.82% *
*Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 288,087,000,000
Holdings Count | Holding	4,075
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund® - Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-F-2
Trading Symbol	FBAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 18	0.34% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 288,087,000,000
Holdings Count | Holding	4,075
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund® - Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-F-3
Trading Symbol	FBONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 16	0.30% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 288,087,000,000
Holdings Count | Holding	4,075
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-1
Trading Symbol	RLBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 69	1.32% *
*Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.32%	[1]
Net Assets	$ 288,087,000,000
Holdings Count | Holding	4,075
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-2
Trading Symbol	RLBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for
the last six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 69	1.33% *
*Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.33%	[1]
Net Assets	$ 288,087,000,000
Holdings Count | Holding	4,075
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund® - Class R-2E [Member]
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-2E
Trading Symbol	RAMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 55	1.05% *
*Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 288,087,000,000
Holdings Count | Holding	4,075
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-3 [Member]
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-3
Trading Symbol	RLBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 46	0.89% *
*Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 288,087,000,000
Holdings Count | Holding	4,075
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-4 [Member]
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-4
Trading Symbol	RLBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 31	0.60% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 288,087,000,000
Holdings Count | Holding	4,075
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-5E [Member]
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-5E
Trading Symbol	RLEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.40% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 288,087,000,000
Holdings Count | Holding	4,075
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-5 [Member]
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-5
Trading Symbol	RLBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 16	0.30% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 288,087,000,000
Holdings Count | Holding	4,075
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund® - Class R-6 [Member]
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-6
Trading Symbol	RLBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 13	0.25% *
*Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 288,087,000,000
Holdings Count | Holding	4,075
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.

[1]	Annualized.